Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenues
Service revenues and other	$ 107,145	$ 108,468	$ 114,696
Wireless equipment revenues	18,889	17,512	16,924
Total Operating Revenues	126,034	125,980	131,620
Operating Expenses
Cost of services (exclusive of items shown below)	30,916	30,463	30,242
Wireless cost of equipment	22,147	22,238	23,119
Selling, general and administrative expense (including net gain on sale of divested businesses of $1,774, $1,007 and $0, respectively)	28,592	28,102	31,627
Depreciation and amortization expense	16,954	15,928	16,017
Total Operating Expenses	98,609	96,731	101,005
Operating Income	27,425	29,249	30,615
Equity in losses of unconsolidated businesses	(77)	(98)	(86)
Other income (expense), net	(2,021)	(3,789)	2,631
Interest expense	(4,733)	(4,376)	(4,920)
Income Before Benefit (Provision) For Income Taxes	20,594	20,986	28,240
Benefit (provision) for income taxes	9,956	(7,378)	(9,865)
Net Income	30,550	13,608	18,375
Net income attributable to noncontrolling interests	449	481	496
Net income attributable to Verizon	30,101	13,127	17,879
Net Income	$ 30,550	$ 13,608	$ 18,375
Basic Earnings Per Common Share
Net income attributable to Verizon (in USD per share)	$ 7.37	$ 3.22	$ 4.38
Weighted-average shares outstanding (in shares)	4,084	4,080	4,085
Diluted Earnings Per Common Share
Net income attributable to Verizon (in USD per share)	$ 7.36	$ 3.21	$ 4.37
Weighted-average shares outstanding (in shares)	4,089	4,086	4,093